                         UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:___
 This Amendment (Check only one):  [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Macquarie Private Wealth Inc.
Address: 26 Wellington Street East Suite 300
         Toronto, Ontario M5E 1S2
         Canada

Form 13F File Number:  028-13967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dan Bowering
Title: Associate Director
Phone: 416 869 6968

Signature, Place, and Date of Signing

/s/  Dan Bowering         Toronto, Canada          May 16, 2011
-----------------         ---------------          ------------
  [Signature]              [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NO.              13F FILE #                       NAME
01               028-13120               Macquarie Group Limited